UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               ------------------

Check here if Amendment [ ]; Amendment Number:
                                              ---------

  This Amendment (Check only one.):  [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     J. Carlo Cannell
          --------------------------------------
Address:  P.O. Box 3459
          --------------------------------------
          240 E. Deloney Ave.
          --------------------------------------
          Jackson, WY 83001
          --------------------------------------

Form 13F File Number:  28- 6453
                           -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	J. Carlo Cannell
        ------------------------------
Title:	Managing Member
        ------------------------------
Phone:	415-835-8300
        ------------------------------

Signature, Place, and Date of Signing:

       /s/ J. Carlo Cannell           Jackson, WY         02/13/2009
      ------------------------      ---------------     --------------
            [Signature]              [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                        Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0
                                          --------------
Form 13F Information Table Entry  Total:       74
                                          --------------
Form 13F Information Table Value Total:    $ 209,747
                                          --------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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COLUMN 1 	 	        COLUMN 2 COLUMN 3     COLUMN 4   COLUMN 5 	        COLUMN 6    COLUMN 7    COLUMN 8
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	                        TITLE OF	      VALUE	 SHRS OR   SH/ PUT/     INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER	                CLASS	 CUSIP        (x$1000)   PRN AMT   PRN CALL     DISCRETION  MANAGERS    SOLE SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY INC CL-A 	CL A	 84670108     193 	 2 	    SH 		SOLE 		 	2 	    -  -
VALUEVISION MEDIA INC CMN CLAS	CL A	 92047k107    512 	 1,550,623  SH 	 	SOLE 		 	1,550,623   -  -
ACME UNITED CORP CMN		COM	 4816104      1,737 	 246,419    SH 	 	SOLE 		 	246,419     -  -
ACTUATE CORPORATION COMMON STO	COM	 00508b102    1,556 	 525,622    SH 	 	SOLE 		 	525,622     -  -
AECOM TECHNOLOGY CORPORATION C	COM	 00766t100    1,137 	 37,000     SH 	 	SOLE 		 	37,000 	    -  -
ALTRA HOLDINGS, INC. CMN	COM	 02208r106    6,825 	 862,809    SH 	 	SOLE 		 	862,809     -  -
ANIMAL HEALTH INTERNATIONAL IN	COM	 03525n109    2,714 	 1,274,040  SH 	 	SOLE 		 	1,274,040   -  -
ARCH COAL INC CMN		COM	 39380100     2,411 	 147,980    SH 	 	SOLE 		 	147,980     -  -
BADGER METER INC CMN		COM	 56525108     1,225 	 42,200     SH 	 	SOLE 		 	42,200 	    -  -
BRONCO DRILLING COMPANY, INC.	COM	 112211107    3,230 	 500,000    SH 	 	SOLE 		 	500,000     -  -
CENTRAL GARDEN & PET CO CMN	COM	 153527106    2,824 	 481,894    SH 	 	SOLE 		 	481,894     -  -
DARLING INTERNATIONAL INC CMN	COM	 237266101    3,889 	 708,325    SH 	 	SOLE 		 	708,325     -  -
DELTEK INC CMN			COM	 24784l105    5,509 	 1,187,220  SH 	 	SOLE 		 	1,187,220   -  -
DOLAN MEDIA COMPANY CMN		COM	 25659p402    1,629 	 247,247    SH 	 	SOLE 		 	247,247     -  -
DRUGSTORE.COM INC CMN		COM	 262241102    6,486 	 5,231,001  SH 	 	SOLE 		 	5,231,001   -  -
DWS MUNICIPAL INCOME TRUST MUT	COM	 23338m106    448 	 54,634     SH 	 	SOLE 		 	54,634 	    -  -
EASTERN INS HLDGS INC CMN	COM	 276534104    2,103 	 261,900    SH 	 	SOLE 		 	261,900     -  -
EDGEWATER TECHNOLOGY INC CMN	COM	 280358102    426 	 164,522    SH 	 	SOLE 		 	164,522     -  -
ENERGY RECOVERY INC CMN		COM	 29270j100    923 	 121,815    SH 	 	SOLE 		 	121,815     -  -
ENNIS INC CMN			COM	 293389102    155 	 12,832     SH 	 	SOLE 		 	12,832 	    -  -
FIRST FINANCIAL NORTHWEST INC	COM	 32022k102    9,632 	 1,031,300  SH 	 	SOLE 		 	1,031,300   -  -
HARRIS INTERACTIVE INC CMN	COM	 414549105    123 	 189,414    SH 	 	SOLE 		 	189,414     -  -
ICO INC (NEW) CMN		COM	 449293109    6,514 	 2,061,294  SH 	 	SOLE 		 	2,061,294   -  -
KEY ENERGY SERVICES INC CMN	COM	 492914106    3,984 	 903,351    SH 	 	SOLE 		 	903,351     -  -
KHD HUMBOLDT WEDAG INTL LTD CM	COM	 482462108    2,482 	 222,218    SH 	 	SOLE 		 	222,218     -  -
MANITEX INTERNATIONAL, INC. CM	COM	 563420108    267 	 261,829    SH 	 	SOLE 		 	261,829     -  -
MEDIWARE INFORMATION SYS INC C	COM	 584946107    2,682 	 558,658    SH 	 	SOLE 		 	558,658     -  -
MERCER INS GROUP INC CMN	COM	 587902107    1,487 	 117,655    SH 	 	SOLE 		 	117,655     -  -
MERIDIAN INTERSTATE BANCORP, I	COM	 58964q104    1,684 	 182,089    SH 	 	SOLE 		 	182,089     -  -
MET-PRO CORPORATION CMN		COM	 590876306    6,272 	 470,847    SH 	 	SOLE 		 	470,847     -  -
MFRI INC CMN			COM	 552721102    419 	 96,765     SH 	 	SOLE 		 	96,765 	    -  -
MOCON INC CMN			COM	 607494101    808 	 91,650     SH 	 	SOLE 		 	91,650 	    -  -
MVC CAPITAL INC CLOSED END FUN	COM	 553829102    16,537     1,507,489  SH 	 	SOLE 		 	1,507,489   -  -
NATIONAL DENTEX CORP CMN	COM	 63563h109    524 	 115,100    SH 	 	SOLE 		 	115,100     -  -
NATURAL GAS SERVICES GROUP, IN	COM	 63886q109    1,697 	 167,541    SH 	 	SOLE 		 	167,541     -  -
NGAS RESOURCES, INC. CMN	COM	 62912t103    3,597 	 2,193,596  SH 	 	SOLE 		 	2,193,596   -  -
NORTH AMERICAN ENERGY PARTNERS	COM	 656844107    529 	 158,295    SH 	 	SOLE 		 	158,295     -  -
NUVEEN INSD PREM INCOME MUN FD	COM	 6706d8104    125 	 13,300     SH 	 	SOLE 		 	13,300      -  -
NUVEEN MUN ADVANTAGE FUND INC	COM	 67062h106    601 	 57,817     SH 	 	SOLE 		 	57,817 	    -  -
NUVEEN PREMIUM INCOME MUNICIPA	COM	 67062t100    536 	 52,321     SH 	 	SOLE 		 	52,321 	    -  -
NUVEEN PREMIUM INCOME MUNICIPA	COM	 6706k4105    98 	 10,700     SH 	 	SOLE 		 	10,700 	    -  -
NUVEEN QUALITY INCOME MUNICIPA	COM	 670977107    424 	 37,610     SH 	 	SOLE 		 	37,610 	    -  -
ORION MARINE GROUP INC CMN	COM	 68628v308    2,766 	 286,381    SH 	 	SOLE 		 	286,381     -  -
PC-TEL INC CMN			COM	 69325q105    6,873 	 1,046,074  SH 	 	SOLE 		 	1,046,074   -  -
PETRO RES CORP CMN		COM	 71646k106    1,097 	 3,323,480  SH 	 	SOLE 		 	3,323,480   -  -
QUADRAMED CORPORATION CMN	COM	 74730w507    2,928 	 597,580    SH 	 	SOLE 		 	597,580     -  -
SAIC, INC. CMN			COM	 78390x101    5,834 	 299,500    SH 	 	SOLE 		 	299,500     -  -
SALARY.COM, INC. CMN		COM	 794006106    2,652 	 1,210,848  SH 	 	SOLE 		 	1,210,848   -  -
SCHMITT INDS INC ORE CMN	COM	 806870200    446 	 114,430    SH 	 	SOLE 		 	114,430     -  -
SEABRIGHT INSURANCE HLDG INC C	COM	 811656107    10,097     860,018    SH 	 	SOLE 		 	860,018     -  -
SOLUTIA INC. CMN		COM	 834376501    4,115 	 914,400    SH 	 	SOLE 		 	914,400     -  -
SUPERIOR ENERGY SERVICES INC C	COM	 868157108    307 	 19,300     SH 	 	SOLE 		 	19,300 	    -  -
T-3 ENERGY SERVICES INC CMN	COM	 87306e107    944 	 100,000    SH 	 	SOLE 		 	100,000     -  -
TESCO CORPORATION CMN		COM	 88157k101    1,585 	 221,941    SH 	 	SOLE 		 	221,941     -  -
THOMPSON CREEK METALS COMPANY	COM	 884768102    1,360 	 340,975    SH 	 	SOLE 		 	340,975     -  -
TNS, INC. CMN			COM	 872960109    1,030 	 109,663    SH 	 	SOLE 		 	109,663     -  -
U S PHYSICAL THERAPY INC CMN	COM	 90337l108    194 	 14,525     SH 	 	SOLE 		 	14,525 	    -  -
U.S. CONCRETE INC CMN		COM	 90333l102    6,315 	 1,879,453  SH 	 	SOLE 		 	1,879,453   -  -
VAALCO ENERGY, INC. CMN		COM	 91851c201    8,473 	 1,138,813  SH 	 	SOLE 		 	1,138,813   -  -
ALLOY INC CMN			COM NEW	 19855303     3,952 	 934,314    SH 	 	SOLE 		 	934,314     -  -
GENTEK INC CMN			COM NEW	 37245x203    802 	 53,280     SH 	 	SOLE 		 	53,280 	    -  -
INSWEB CORPORATION CMN		COM NEW	 45809k202    94 	 39,467     SH 	 	SOLE 		 	39,467 	    -  -
OPLINK COMMUNICATIONS INC CMN	COM NEW	 68375q403    5,993 	 696,900    SH 	 	SOLE 		 	696,900     -  -
PRG-SCHULTZ INTERNATIONAL, INC	COM NEW	 69357c503    1,407 	 344,850    SH 	 	SOLE 		 	344,850     -  -
MAGMA DESIGN AUTOMATION, INC.	NOTE 	 559181ac6    5,141 	 9,000,000  PRN  	SOLE 		 	9,000,000   -  -
KEMET CORPORATION 2.25% 11/15/	NOTE 	 488360ab4    1,620 	 9,000,000  PRN  	SOLE 		 	9,000,000   -  -
LITHIA MOTORS INC 2.875% 05/01	NOTE 	 536797ab9    9,361 	 11,046,000 PRN  	SOLE 		 	11,046,000  -  -
HERCULES OFFSHORE, INC. 144A 0	NOTE 	 427093aa7    2,347 	 5,000,000  PRN  	SOLE 		 	5,000,000   -  -
ENCORE CAPITAL GROUP INC 3.375	NOTE 	 292554ab8    4,037 	 5,850,000  PRN  	SOLE 		 	5,850,000   -  -
FUNDTECH LTD CMN		ORD	 m47095100    9,924 	 1,429,921  SH 	 	SOLE 		 	1,429,921   -  -
EMMIS COMMUNICATIONS CORP 6.25	PFD	 291525202    39 	 17,315     SH 	 	SOLE 		 	17,315 	    -  -
BLUEPHOENIX SOLUTIONS LTD CMN	SHS	 m20157109    694 	 377,000    SH 	 	SOLE 		 	377,000     -  -
WTS/NOVAMERICAN STEEL INC. 5.5  *W EXP   66986m118    65 	 999,700    SH 	 	SOLE 		 	999,700     -  -
WTS/OWENS CORNING INC. 45.2500  *W EXP   690742127    302 	 503,622    SH 	 	SOLE 		 	503,622     -  -

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